UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT             11/16/09
       ------------------------   ---------------------------  ---------
             [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        75
                                               -------------

Form 13F Information Table Value Total:        $525,802
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                 FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8

                               TITLE                       VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE

ALCATEL-LUCENT                SPONSORED ADR    013904305   23,573   5,250,000 SH           SOLE               5,250,000
ALTAIR NANOTECHNOLOGIES INC   COM              021373105      376     327,350 SH           SOLE                 327,350
AMERICAN PUBLIC EDUCATION IN  COM              02913V103    8,335     240,000 SH           SOLE                 240,000
APPLE INC                     COM              037833100   21,315     115,000 SH           SOLE                 115,000
ASIAINFO HLDGS INC            COM              04518A104    4,393     220,000 SH           SOLE                 220,000
BIOVAIL CORP                  COM              09067J109   10,030     650,000 SH           SOLE                 650,000
BROCADE COMMUNICATIONS SYS I  COM NEW          111621306    6,681     850,000 SH           SOLE                 850,000
CAPSTONE TURBINE CORP         COM              14067D102      330     250,000 SH           SOLE                 250,000
CHESAPEAKE ENERGY CORP        COM              165167107    8,520     300,000 SH           SOLE                 300,000
CHINA ED ALLIANCE INC         COM NEW          16938Y207    2,108     400,000 SH           SOLE                 400,000
CHINA NAT GAS INC             COM NEW          168910206   10,605     875,000 SH           SOLE                 875,000
CHINA-BIOTICS INC             COM              16937B109    3,200     200,000 SH           SOLE                 200,000
COVANTA HLDG CORP             COM              22282E102    7,013     412,500 SH           SOLE                 412,500
CVS CAREMARK CORPORATION      COM              126650100   11,616     325,000 SH           SOLE                 325,000
ENVIRONMENTAL PWR CORP        COM NEW          29406L201      376     874,289 SH           SOLE                 874,289
EXCO RESOURCES INC            COM              269279402    5,140     275,000 SH           SOLE                 275,000
F M C CORP                    COM NEW          302491303    1,125      20,000 SH           SOLE                  20,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857    6,861     100,000 SH           SOLE                 100,000
FUELCELL ENERGY INC           COM              35952H106    1,495     350,000 SH           SOLE                 350,000
GENERAL ELECTRIC CO           COM              369604103      821      50,000 SH  CALL     SOLE
GENERAL ELECTRIC CO           COM              369604103   12,315     750,000 SH  CALL     SOLE
GILEAD SCIENCES INC           COM              375558103   11,625     250,000 SH           SOLE                 250,000
GOOGLE INC                    CL A             38259P508   27,272      55,000 SH           SOLE                  55,000
GREIF INC                     CL A             397624107    5,230      95,000 SH           SOLE                  95,000
GSE SYS INC                   COM              36227K106      622     100,000 SH           SOLE                 100,000
HALLIBURTON CO                COM              406216101    9,492     350,000 SH           SOLE                 350,000
HARBIN ELECTRIC INC           COM              41145W109    9,537     565,000 SH           SOLE                 565,000
HARRIS & HARRIS GROUP INC     COM              413833104      313      50,000 SH           SOLE                  50,000
HEADWATERS INC                COM              42210P102    1,451     375,000 SH           SOLE                 375,000
HEWLETT PACKARD CO            COM              428236103    9,442     200,000 SH           SOLE                 200,000
HEXCEL CORP NEW               COM              428291108    1,430     125,000 SH           SOLE                 125,000
INVERNESS MED INNOVATIONS IN  COM              46126P106    5,810     150,000 SH           SOLE                 150,000
LENDER PROCESSING SVCS INC    COM              52602E102    7,634     200,000 SH           SOLE                 200,000
MAXWELL TECHNOLOGIES INC      COM              577767106    1,474      80,000 SH           SOLE                  80,000
MELLANOX TECHNOLOGIES LTD     SHS              M51363113    4,917     300,000 SH           SOLE                 300,000
MGIC INVT CORP WIS            COM              552848103    3,705     500,000 SH           SOLE                 500,000
MICROSEMI CORP                COM              595137100      395      25,000 SH           SOLE                  25,000
MYLAN INC                     COM              628530107   10,407     650,000 SH           SOLE                 650,000
PLAINS EXPL& PRODTN CO        COM              726505100    8,298     300,000 SH  CALL     SOLE
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297   33,008     750,000 SH           SOLE                 750,000
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297    8,802     200,000 SH  CALL     SOLE
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297   13,203     300,000 SH  CALL     SOLE
RINO INTERNATIONAL CORPORATI  COM              766883102   10,570     500,000 SH           SOLE                 500,000
RIVERBED TECHNOLOGY INC       COM              768573107    2,196     100,000 SH           SOLE                 100,000
ROCKWOOD HLDGS INC            COM              774415103    7,200     350,000 SH           SOLE                 350,000
RTI INTL METALS INC           COM              74973W107      996      40,000 SH           SOLE                  40,000
RUBICON TECHNOLOGY INC        COM              78112T107    1,864     125,600 SH           SOLE                 125,600
SATCON TECHNOLOGY CORP        COM              803893106      684     400,000 SH           SOLE                 400,000
SCHERING PLOUGH CORP          COM              806605101   21,188     750,000 SH           SOLE                 750,000
SCHLUMBERGER LTD              COM              806857108   29,800     500,000 SH  CALL     SOLE
SMART BALANCE INC             COM              83169Y108    5,219     850,000 SH           SOLE                 850,000
SOLUTIA INC                   COM NEW          834376501    1,737     150,000 SH           SOLE                 150,000
STATE STR CORP                COM              857477103    7,890     150,000 SH           SOLE                 150,000
SUNPOWER CORP                 COM CL B         867652307    4,415     175,000 SH           SOLE                 175,000
SUPERTEX INC                  COM              868532102    2,250      75,000 SH           SOLE                  75,000
TELLABS INC                   COM              879664100    5,882     850,000 SH           SOLE                 850,000
TELVENT GIT SA                SHS              E90215109   10,056     347,000 SH           SOLE                 347,000
THERMO FISHER SCIENTIFIC INC  COM              883556102    3,930      90,000 SH           SOLE                  90,000
TITANIUM METALS CORP          COM NEW          888339207      719      75,000 SH           SOLE                  75,000
TITANIUM METALS CORP          COM NEW          888339207      959     100,000 SH  CALL     SOLE
TRINA SOLAR LIMITED           SPON ADR         89628E104      804      25,000 SH           SOLE                  25,000
TUTOR PERINI CORP             COM              901109108    1,874      88,000 SH           SOLE                  88,000
UNIVERSAL DISPLAY CORP        COM              91347P105    1,194     100,000 SH           SOLE                 100,000
UNITED STATES NATL GAS FUND   UNIT             912318102      587      50,000 SH  CALL     SOLE
UNITED STATES NATL GAS FUND   UNIT             912318102      587      50,000 SH  CALL     SOLE
VALENCE TECHNOLOGY INC        COM              918914102      270     150,000 SH           SOLE                 150,000
VEECO INSTRS INC DEL          COM              922417100      933      40,000 SH           SOLE                  40,000
VENOCO INC                    COM              92275P307    2,590     225,000 SH           SOLE                 225,000
WESTPORT INNOVATIONS INC      COM NEW          960908309    2,223     175,000 SH           SOLE                 175,000
WONDER AUTO TECHNOLOGY INC    COM              978166106   12,600   1,050,000 SH           SOLE               1,050,000
XTO ENERGY INC                COM              98385X106   12,396     300,000 SH           SOLE                 300,000
YONGYE INTL INC               COM              98607B106   25,331   3,062,990 SH           SOLE               3,062,990
YUCHENG TECHNOLOGIES LTD      COM              G98777108    6,930     966,500 SH           SOLE                 966,500
ZBB ENERGY CORPORATION        COM              98876R204    1,086     781,462 SH           SOLE                 781,462
ZHONGPIN INC                  COM              98952K107   18,547   1,260,000 SH           SOLE               1,260,000

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